                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U. S. A.)
                               SEPARATE ACCOUNT H
                            DATED SEPTEMBER, 16, 2002

The "Performance Data" section of the Statement of Additional Information is amended to add performance data as follows:

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
        (NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER,
                            AND GRIB II RIDER FEES)

                                                                                          SINCE
                                                                                       INCEPTION OR
                                                                                         10 YEARS
                                                                                       WHICHEVER IS      INCEPTION
PORTFOLIO                                                    1 YEAR         5 YEAR        SHORTER          DATE
---------------------------------                            ------         ------         -----         --------
Alger American Balanced Portfolio                            -9.00%         12.03%         9.87%         9/4/1989
Alger American Leveraged AllCap Portfolio                   -21.87%         14.09%        20.46%        1/25/1995
Credit SuisseTrust-Emerging Markets
Portfolio                                                   -15.87%           N/A         -3.46%       12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                                           -33.42%          1.00%         0.41%        9/30/1996
Dreyfus I.P. MidCap Stock Portfolio                         -10.06%           N/A          1.45%       10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                                        -28.08%          6.23%        10.44%         5/1/1998
INVESCO VIF-Utilities Fund Portfolio                        -36.91%          3.87%         5.34%         1/3/1995
Scudder 21st Century Growth Portfolio                       -28.68%           N/A         -1.60%         5/3/1999
Scudder Capital Growth Portfolio                            -25.11%          8.36%         9.33%         5/3/1999
Scudder Global Discovery Portfolio                          -30.02%          7.10%         7.00%         5/1/1997
Scudder Growth and Income Portfolio                         -17.63%          3.16%         8.55%         1/1/1990
Scudder Health Sciences Portfolio                              N/A            N/A         -0.59%         5/1/1996
Scudder International Portfolio                             -35.43%         -0.27%         4.24%         5/5/1998
Scudder Aggressive Growth Portfolio                         -27.99%           N/A         -2.37%         5/1/1996
Scudder Blue Chip Portfolio                                 -22.06%           N/A          2.21%         1/1/1990
Scudder Contrarian Value Portfolio                           -6.98%          1.56%         4.06%         1/1/1990
Scudder Global Blue Chip Portfolio                          -23.84%           N/A         -2.70%         5/2/1994
Scudder Government Securities Portfolio                      -3.85%         -0.82%        -1.62%         5/1/2001
Scudder Growth Portfolio                                    -34.22%         -9.40%        -3.02%         1/1/1990
Scudder High Income Portfolio                               -16.14%         -9.35%        -4.12%         1/1/1990
Scudder International Select Equity
Portfolio                                                   -40.36%        -10.59%        -1.99%         1/6/1992

                                                                                           SINCE
                                                                                        INCEPTION OR
                                                                                          10 YEARS
                                                                                        WHICHEVER IS     INCEPTION
PORTFOLIO                                                    1 YEAR         5 YEAR        SHORTER          DATE
---------------------------------                            ------         ------         -----         --------
Scudder Investment Grade Bond Portfolio                      -6.45%          0.55%         0.89%         5/1/1996
Scudder Money Market Portfolio                               -3.54%          3.22%         0.86%         1/1/1990
Scudder Small Cap Growth Portfolio                          -43.65%         -5.85%         2.21%         5/2/1994
Scudder Technology Growth Portfolio                         -37.16%           N/A         -5.56%         5/3/1999
Scudder Total Return Portfolio                              -18.44%         -4.94%        -2.50%         1/1/1990
SVS Davis Venture Value Portfolio                              N/A            N/A        -11.25%         5/1/2001
SVS Dreman Financial Services Portfolio                     -13.03%           N/A          0.26%         5/4/1998
SVS Dreman High Return Equity Portfolio                      -6.74%           N/A          0.55%         5/4/1998
SVS Dreman Small Cap Value Portfolio                          9.46%          3.45%         3.15%         5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                                   -22.86%           N/A         -5.81%       10/29/1999
SVS Focus Value + Growth Portfolio                          -25.92%          1.24%         3.33%         5/1/1996
SVS Index 500 Portfolio                                     -18.76%           N/A         -9.59%         9/1/1999
SVS INVESCO Dynamic Growth Portfolio                           N/A            N/A        -17.74%         5/1/2001
SVS Janus Growth And Income Portfolio                       -19.11%           N/A         -7.79%       10/29/1999
SVS Janus Growth Opportunities Portfolio                    -29.01%           N/A        -13.54%       10/29/1999
SVS MFS Strategic Value Portfolio                              N/A            N/A           N/A          5/1/2002
SVS Oak Strategic Equity Portfolio                             N/A            N/A        -28.86%         5/1/2001
SVS Turner Mid-Cap Growth Portfolio                            N/A            N/A        -17.46%         5/1/2001

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

(B)     10 year average annual return

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
           (NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT,
                             EER, AND GRIB II FEES)

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS
                                                                                   WHICHEVER IS        INCEPTION
PORTFOLIO                                                1 YEAR         5 YEAR        SHORTER            DATE
---------                                                ------         ------        -------            ----
Alger American Balanced Portfolio                        -3.83%         12.03%         9.87%           9/4/1989
Alger American Leveraged AllCap Portfolio               -17.52%         14.09%        20.46%          1/25/1995
Credit SuisseTrust-Emerging Markets
Portfolio                                               -11.14%           N/A         -3.46%          12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                                       -29.81%          1.00%         0.41%          9/30/1996

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS
                                                                                   WHICHEVER IS          INCEPTION
PORTFOLIO                                                1 YEAR         5 YEAR        SHORTER              DATE
---------                                                ------         ------        -------              ----
Dreyfus I.P. MidCap Stock Portfolio                      -4.95%           N/A          1.45%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                                    -24.12%          6.23%        10.44%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio                    -33.53%          3.87%         5.34%             1/3/1995
Scudder 21st Century Growth Portfolio                   -24.77%           N/A         -0.23%             5/3/1999
Scudder Capital Growth Portfolio                        -20.97%          8.36%         9.33%             5/3/1999
Scudder Global Discovery Portfolio                      -26.20%          7.10%         7.00%             5/1/1997
Scudder Growth and Income Portfolio                     -13.01%          3.16%         8.55%             1/1/1990
Scudder Health Sciences Portfolio                          N/A            N/A          5.11%             5/1/1996
Scudder International Portfolio                         -31.95%         -0.27%         4.24%             5/5/1998
Scudder Aggressive Growth Portfolio                     -24.04%           N/A         -1.03%             5/1/1996
Scudder Blue Chip Portfolio                             -17.73%           N/A          2.21%             1/1/1990
Scudder Contrarian Value Portfolio                       -1.68%          1.56%         4.06%             1/1/1990
Scudder Global Blue Chip Portfolio                      -19.61%           N/A         -2.70%             5/2/1994
Scudder Government Securities Portfolio                   1.65%         -0.82%        -1.62%             5/1/2001
Scudder Growth Portfolio                                -30.66%         -9.40%        -3.02%             1/1/1990
Scudder High Income Portfolio                           -11.43%         -9.35%        -4.12%             1/1/1990
Scudder International Select Equity
Portfolio                                               -37.19%        -10.59%        -1.99%             1/6/1992
Scudder Investment Grade Bond Portfolio                  -1.12%          0.55%         0.89%             5/1/1996
Scudder Money Market Portfolio                            1.98%          3.22%         0.86%             1/1/1990
Scudder Small Cap Growth Portfolio                      -40.69%         -5.85%         2.21%             5/2/1994
Scudder Technology Growth Portfolio                     -33.79%           N/A         -4.27%             5/3/1999
Scudder Total Return Portfolio                          -13.88%         -4.94%        -2.50%             1/1/1990
SVS Davis Venture Value Portfolio                          N/A            N/A         -6.23%             5/1/2001
SVS Dreman Financial Services Portfolio                  -8.12%           N/A          0.26%             5/4/1998
SVS Dreman High Return Equity Portfolio                  -1.42%           N/A          0.55%             5/4/1998
SVS Dreman Small Cap Value Portfolio                     15.46%          3.45%         3.15%             5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                               -18.57%           N/A         -4.22%           10/29/1999
SVS Focus Value + Growth Portfolio                      -21.83%          1.24%         3.33%             5/1/1996
SVS Index 500 Portfolio                                 -14.22%           N/A         -8.19%             9/1/1999
SVS INVESCO Dynamic Growth Portfolio                       N/A            N/A        -13.13%             5/1/2001

                                                                                  SINCE INCEPTION
                                                                                    OR 10 YEARS
                                                                                    WHICHEVER IS         INCEPTION
PORTFOLIO                                                1 YEAR         5 YEAR        SHORTER              DATE
---------                                                ------         ------        -------              ----
SVS Janus Growth And Income Portfolio                   -14.58%           N/A         -6.25%           10/29/1999
SVS Janus Growth Opportunities Portfolio                -25.12%           N/A        -12.13%           10/29/1999
SVS MFS Strategic Value Portfolio                          N/A            N/A           N/A              5/1/2002
SVS Oak Strategic Equity Portfolio                         N/A            N/A        -24.96%             5/1/2001
SVS Turner Mid-Cap Growth Portfolio                        N/A            N/A        -12.83%             5/1/2001

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

(B)   10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
             (REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT,
                          EER, AND GRIB II RIDER FEES)

                                                                               SINCE INCEPTION OR
                                                                                    10 YEARS
                                                                                  WHICHEVER IS         INCEPTION
PORTFOLIO                                     1 YEAR            5 YEAR              SHORTER              DATE
---------                                     ------            ------              -------              ----
Alger American Balanced Portfolio              -9.68%           11.37%                9.17%             9/4/1989
Alger American Leveraged AllCap Portfolio     -22.51%           13.48%               19.92%            1/25/1995
Credit SuisseTrust-Emerging Markets
Portfolio                                     -16.53%             N/A                -4.23%           12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -34.04%            0.32%               -0.42%            9/30/1996
Dreyfus I.P. MidCap Stock Portfolio           -10.73%             N/A                 0.65%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -28.70%            5.59%                9.78%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -37.52%            3.22%                4.67%             1/3/1995
Scudder 21st Century Growth Portfolio         -29.31%             N/A                -2.31%             5/3/1999
Scudder Capital Growth Portfolio              -25.74%            7.73%                8.67%             5/3/1999
Scudder Global Discovery Portfolio            -30.65%            6.44%                6.30%             5/1/1997
Scudder Growth and Income Portfolio           -18.29%            2.47%                7.91%             1/1/1990
Scudder Health Sciences Portfolio                N/A              N/A                -1.20%             5/1/1996
Scudder International Portfolio               -36.04%           -0.95%                3.55%             5/5/1998
Scudder Aggressive Growth Portfolio           -28.62%             N/A                -3.10%             5/1/1996
Scudder Blue Chip Portfolio                   -22.71%             N/A                 1.48%             1/1/1990
Scudder Contrarian Value Portfolio             -7.66%            0.84%                3.33%             1/1/1990
Scudder Global Blue Chip Portfolio            -24.48%             N/A                -3.49%             5/2/1994

                                                                               SINCE INCEPTION OR
                                                                                    10 YEARS
                                                                                  WHICHEVER IS         INCEPTION
PORTFOLIO                                     1 YEAR            5 YEAR              SHORTER              DATE
---------                                     ------            ------              -------              ----
Scudder Government Securities Portfolio        -4.53%           -1.64%               -2.61%             5/1/2001
Scudder Growth Portfolio                      -34.83%          -10.21%               -3.87%             1/1/1990
Scudder High Income Portfolio                 -16.80%          -10.22%               -5.04%             1/1/1990
Scudder International Select Equity
Portfolio                                     -40.96%          -11.37%               -2.75%             1/6/1992
Scudder Investment Grade Bond Portfolio        -7.13%           -0.23%                0.06%             5/1/1996
Scudder Money Market Portfolio                 -4.23%            2.45%               -0.05%             1/1/1990
Scudder Small Cap Growth Portfolio            -44.24%           -6.56%                1.53%             5/2/1994
Scudder Technology Growth Portfolio           -37.76%             N/A                -6.26%             5/3/1999
Scudder Total Return Portfolio                -19.09%           -5.74%               -3.45%             1/1/1990
SVS Davis Venture Value Portfolio                N/A              N/A               -11.84%             5/1/2001
SVS Dreman Financial Services Portfolio       -13.70%             N/A                -0.58%             5/4/1998
SVS Dreman High Return Equity Portfolio        -7.42%             N/A                -0.30%             5/4/1998
SVS Dreman Small Cap Value Portfolio            8.69%            2.67%                2.33%             5/1/1996
SVS Eagle Focused Large Cap Growth
Portfolio                                     -23.50%             N/A                -6.71%           10/29/1999
SVS Focus Value + Growth Portfolio            -26.55%            0.56%                2.63%             5/1/1996
SVS Index 500 Portfolio                       -19.42%             N/A               -10.47%             9/1/1999
SVS INVESCO Dynamic Growth Portfolio             N/A              N/A               -18.32%             5/1/2001
SVS Janus Growth And Income Portfolio         -19.76%             N/A                -8.72%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -29.64%             N/A               -14.48%           10/29/1999
SVS MFS Strategic Value Portfolio                N/A              N/A                  N/A              5/1/2002
SVS Oak Strategic Equity Portfolio               N/A              N/A               -29.42%             5/1/2001
SVS Turner Mid-Cap Growth Portfolio              N/A              N/A               -18.04%             5/1/2001

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

(B)   10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
            (REFLECTING THE OPTIONAL ANNUAL STEP - UP DEATH BENEFIT,
                          EER, AND GRIB II RIDER FEES)

                                                                               SINCE INCEPTION OR
                                                                                    10 YEARS
                                                                                  WHICHEVER IS         INCEPTION
PORTFOLIO                                     1 YEAR            5 YEAR              SHORTER              DATE
---------                                     ------            ------              -------              ----

Alger American Balanced Portfolio              -4.55%          11.37%                9.17%             9/4/1989
Alger American Leveraged AllCap Portfolio     -18.20%          13.48%               19.95%            1/25/1995
Credit SuisseTrust-Emerging Markets
Portfolio                                     -11.84%            N/A                -4.23%           12/31/1997
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -30.47%           0.32%               -0.30%            9/30/1996
Dreyfus I.P. MidCap Stock Portfolio            -5.67%            N/A                 0.80%           10/15/1993
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -24.79%           5.59%                9.83%             5/1/1998
INVESCO VIF-Utilities Fund Portfolio          -34.17%           3.22%                4.74%             1/3/1995
Scudder 21st Century Growth Portfolio         -25.44%            N/A                -0.76%             5/3/1999
Scudder Capital Growth Portfolio              -21.64%           7.73%                8.67%             5/3/1999
Scudder Global Discovery Portfolio            -26.86%           6.44%                6.38%             5/1/1997
Scudder Growth and Income Portfolio           -13.71%           2.47%                7.97%             1/1/1990
Scudder Health Sciences Portfolio                N/A             N/A                 7.48%             5/1/1996
Scudder International Portfolio               -32.60%          -0.95%                3.55%             5/5/1998
Scudder Aggressive Growth Portfolio           -24.70%            N/A                -1.56%             5/1/1996
Scudder Blue Chip Portfolio                   -18.41%            N/A                 1.60%             1/1/1990
Scudder Contrarian Value Portfolio             -2.41%           0.84%                3.42%             1/1/1990
Scudder Global Blue Chip Portfolio            -20.29%            N/A                -3.32%             5/2/1994
Scudder Government Securities Portfolio         0.92%          -1.64%               -2.61%             5/1/2001
Scudder Growth Portfolio                      -31.31%         -10.21%               -3.87%             1/1/1990
Scudder High Income Portfolio                 -12.13%         -10.22%               -5.04%             1/1/1990
Scudder International Select Equity
Portfolio                                     -37.83%         -11.37%               -2.64%             1/6/1992
Scudder Investment Grade Bond Portfolio        -1.84%          -0.23%                0.17%             5/1/1996
Scudder Money Market Portfolio                  1.25%           2.45%               -0.05%             1/1/1990
Scudder Small Cap Growth Portfolio            -41.32%          -6.56%                1.61%             5/2/1994
Scudder Technology Growth Portfolio           -34.43%            N/A                -4.77%             5/3/1999
Scudder Total Return Portfolio                -14.57%          -5.74%               -3.45%             1/1/1990
SVS Davis Venture Value Portfolio                N/A             N/A                -9.40%             5/1/2001
SVS Dreman Financial Services Portfolio        -8.83%            N/A                -0.42%             5/4/1998
SVS Dreman High Return Equity Portfolio        -2.15%            N/A                -0.14%             5/4/1998
SVS Dreman Small Cap Value Portfolio           14.69%           2.67%                2.43%             5/1/1996

                                                                               SINCE INCEPTION OR
                                                                                    10 YEARS
                                                                                  WHICHEVER IS         INCEPTION
PORTFOLIO                                     1 YEAR            5 YEAR              SHORTER              DATE
---------                                     ------            ------              -------              ----
SVS Eagle Focused Large Cap Growth
Portfolio                                     -19.25%            N/A                -4.90%           10/29/1999
SVS Focus Value + Growth Portfolio            -22.50%           0.56%                2.73%             5/1/1996
SVS Index 500 Portfolio                       -14.91%            N/A                -8.84%             9/1/1999
SVS INVESCO Dynamic Growth Portfolio             N/A             N/A               -19.19%             5/1/2001
SVS Janus Growth And Income Portfolio         -15.28%            N/A                -6.94%           10/29/1999
SVS Janus Growth Opportunities Portfolio      -25.79%            N/A               -12.81%           10/29/1999
SVS MFS Strategic Value Portfolio                N/A             N/A                  N/A              5/1/2002
SVS Oak Strategic Equity Portfolio               N/A             N/A               -35.09%             5/1/2001
SVS Turner Mid-Cap Growth Portfolio              N/A             N/A               -18.78%             5/1/2001

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

(B)   10 year average annual return.

                        SUPPLEMENT DATED DECEMBER 6, 2002